Quarterly portfolio holdings
John Hancock
Disciplined Value Fund
U.S. equity
June 30, 2026
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Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 98.3%		$19,254,585,527
(Cost $12,942,774,218)
Communication services 3.4%		671,222,286
Entertainment 1.3%
The Walt Disney Company	2,755,810	265,246,713
Interactive media and services 1.6%
Meta Platforms, Inc., Class A	547,046	308,145,541
Wireless telecommunication services 0.5%
T-Mobile US, Inc.	583,259	97,830,032
Consumer discretionary 8.2%		1,598,404,712
Automobile components 0.4%
Aptiv PLC (A)	1,291,583	79,277,365
Broadline retail 6.1%
Amazon.com, Inc. (A)	4,997,406	1,191,081,752
Hotels, restaurants and leisure 1.0%
Booking Holdings, Inc.	1,043,850	186,055,824
Textiles, apparel and luxury goods 0.7%
Tapestry, Inc.	970,008	141,989,771
Consumer staples 6.8%		1,341,473,614
Beverages 1.8%
Coca-Cola Europacific Partners PLC	1,118,685	111,946,808
The Coca-Cola Company	2,919,188	237,242,409
Consumer staples distribution and retail 2.9%
Sysco Corp.	1,857,939	155,286,542
U.S. Foods Holding Corp. (A)	4,017,775	410,817,494
Tobacco 2.1%
Philip Morris International, Inc.	2,355,759	426,180,361
Energy 5.6%		1,093,658,790
Energy equipment and services 0.6%
SLB, Ltd.	2,668,407	124,054,241
Oil, gas and consumable fuels 5.0%
Cenovus Energy, Inc. (B)	7,202,732	178,699,781
ConocoPhillips	3,056,879	317,793,141
Diamondback Energy, Inc.	1,456,872	256,088,960
Marathon Petroleum Corp.	848,839	217,022,667
Financials 20.1%		3,940,360,102
Banks 6.5%
Huntington Bancshares, Inc.	12,625,058	223,842,278
JPMorgan Chase & Co.	2,372,092	776,456,874
Wells Fargo & Company	3,200,608	264,498,245
Capital markets 6.0%
Intercontinental Exchange, Inc.	1,501,929	184,902,479
LPL Financial Holdings, Inc.	754,161	212,432,070
Morgan Stanley	1,749,806	365,779,446
S&P Global, Inc.	319,144	129,974,585
The Goldman Sachs Group, Inc.	271,777	274,867,104
Consumer finance 2.9%
American Express Company	881,349	298,116,299
Capital One Financial Corp.	1,379,176	276,690,289
Financial services 3.0%
Apollo Global Management, Inc.	1,301,875	154,024,831
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services (continued)
Corpay, Inc. (A)	543,624	$181,173,570
Visa, Inc., Class A	749,188	257,038,911
Insurance 1.7%
Aon PLC, Class A	563,595	186,938,826
The Allstate Corp.	645,643	153,624,295
Health care 10.5%		2,051,393,049
Biotechnology 3.0%
AbbVie, Inc.	1,210,344	304,570,964
Gilead Sciences, Inc.	2,151,529	271,824,174
Health care equipment and supplies 0.7%
Stryker Corp.	419,635	132,117,883
Health care providers and services 4.7%
Cencora, Inc.	848,842	240,205,309
Labcorp Holdings, Inc.	394,576	110,481,280
McKesson Corp.	318,349	240,544,504
Quest Diagnostics, Inc.	1,064,982	225,722,935
Tenet Healthcare Corp. (A)	564,543	105,614,704
Life sciences tools and services 1.0%
IQVIA Holdings, Inc. (A)	1,055,968	204,034,137
Pharmaceuticals 1.1%
AstraZeneca PLC	1,140,582	216,277,159
Industrials 15.6%		3,048,232,663
Aerospace and defense 3.0%
General Dynamics Corp.	607,155	215,078,587
Honeywell Aerospace, Inc. (A)	673,903	148,986,475
L3Harris Technologies, Inc.	741,363	215,432,674
Air freight and logistics 2.2%
C.H. Robinson Worldwide, Inc.	1,023,509	192,767,685
FedEx Corp.	740,650	231,919,735
Building products 0.4%
Allegion PLC	532,715	74,841,130
Electrical equipment 1.0%
Hubbell, Inc.	392,191	205,194,331
Ground transportation 2.2%
Old Dominion Freight Line, Inc.	703,099	152,291,243
Uber Technologies, Inc. (A)	3,948,381	284,915,173
Industrial conglomerates 0.8%
Honeywell International, Inc.	673,903	150,886,882
Machinery 2.2%
Cummins, Inc.	356,835	254,498,290
Wabtec Corp.	636,992	171,733,043
Passenger airlines 1.1%
United Airlines Holdings, Inc. (A)	1,646,970	223,971,450
Professional services 0.9%
Jacobs Solutions, Inc.	931,170	117,327,420
Leidos Holdings, Inc.	600,891	61,873,746
Trading companies and distributors 1.8%
United Rentals, Inc.	305,868	346,514,799
Information technology 16.6%		3,262,519,331
Electronic equipment, instruments and components 2.0%
Flex, Ltd. (A)	2,467,196	399,858,456
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 11.8%
Applied Materials, Inc.	974,878	$704,836,794
Marvell Technology, Inc.	507,827	151,276,585
Microchip Technology, Inc.	3,444,366	314,126,179
Micron Technology, Inc.	448,426	517,613,648
NVIDIA Corp.	1,197,543	239,616,379
NXP Semiconductors NV	1,354,073	380,535,135
Software 0.5%
Oracle Corp.	680,253	99,691,077
Technology hardware, storage and peripherals 2.3%
Dell Technologies, Inc., Class C	1,054,478	454,965,078
Materials 6.8%		1,324,983,185
Construction materials 2.1%
CRH PLC	3,752,973	401,568,111
Metals and mining 4.7%
Freeport-McMoRan, Inc.	2,543,645	159,969,834
Kinross Gold Corp.	11,837,415	279,599,742
Newmont Corp.	1,829,718	170,895,661
Reliance, Inc.	414,269	154,770,898
Steel Dynamics, Inc.	689,353	158,178,939
Utilities 4.7%		922,337,795
Electric utilities 3.9%
Entergy Corp.	1,635,289	187,829,295
FirstEnergy Corp.	5,355,033	254,578,269
NRG Energy, Inc.	677,788	98,997,715
The Southern Company	2,406,176	230,295,105
Multi-utilities 0.8%
CenterPoint Energy, Inc.	3,420,468	150,637,411

	Yield (%)	Shares	Value
Short-term investments 1.5%			$291,170,581
(Cost $291,170,571)
Short-term funds 1.5%			291,170,581
John Hancock Collateral Trust (C)	3.6026(D)	55,682	556,786
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5748(D)	290,613,795	290,613,795

Total investments (Cost $13,233,944,789) 99.8%	$19,545,756,108
Other assets and liabilities, net 0.2%	36,329,768
Total net assets 100.0%	$19,582,085,876

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $544,782.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	55,682	—	$437,466,350	$(436,912,381)	$2,807	$10	—	—	$556,786
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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